SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT

19. SUBSEQUENT EVENT

The Group has signed a legally binding memorandum of understanding to acquire 100% ownership of Yunshang Siji Hotel Management Company ("Yunshang Siji") from Kunming Department Store (Group) Co., Ltd., a publicly listed company in the domestic A-share market, for a cash purchase price of RMB 230 million, subject to satisfactory due diligence and customary purchase price adjustments. The transaction was expected to close on April 30, 2014.